Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	77 Months Ended	120 Months Ended
	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2024
ATAC Rotation Fund - Investor Class
Average Annual Return [Line Items]
Average Annual Return, Percent	30.81%	5.36%		4.96%
ATAC Rotation Fund - Institutional Class
Average Annual Return [Line Items]
Average Annual Return, Percent	31.11%	5.62%	4.67%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%	15.92%	14.36%	12.98%
Lipper Flexible Portfolio Fund Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.32%	7.98%	7.09%	6.21%